SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Stockholders' Equity Note [Abstract]
Schedule of option activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Options outstanding at the beginning of year	8,628,743	4.05	5.52	796
Options granted	23,600	1.90
Options exercised	(142,435)	1.04		202
Options forfeited	(105,369)	1.42
Options expired	(722,330)	4.28

Options outstanding as of June 30, 2026	7,682,209	4.02	5.20	2,324

Exercisable as of June 30, 2026	5,882,971	4.74	4.23	1,190

Schedule of weighted-average assumptions used to estimate fair value of options granted
	Six months ended June 30,
	2026	2025
	Unaudited

Volatility	87.1%-91.4%	90.6%-91.0%
Risk-free interest rate	3.76%-4.02%	4.07%-4.37%
Dividend yield	0%	0%
Expected life (years)	4.13-5.01	4.14

Schedule of RSUs activity
	Number of RSUs	Weighted average grant date per value
		$

RSUs outstanding at the beginning of year	567,400	1.57
RSUs granted	19,200	1.96
RSUs vested	(29,645)	1.70
RSUs forfeited	(28,442)	1.61
RSUs net settled	(388)	1.69

Unvested RSUs outstanding as of June 30, 2026	528,125	1.58

Schedule of share-based payment arrangement, expensed and capitalized
	2026	2025
	Unaudited
Research and development expenses	$210	$454
Marketing and business development expenses	29	52
General and administrative expenses	331	481

Total operating expense	$570	$987